Balance Sheets (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents		$ 165,173	$ 94,558	$ 157,371	$ 212,760
Short term investments			89,624
Prepaid expenses and other receivables	[1]	5,100	4,034
Total current assets		170,273	207,186
Property, plant and equipment, net	[1]	36,976	3,735
Total assets		262,077	248,801
Current liabilities:
Accrued expenses and other payables	[1]	1,500	1,405
Dividend payable		10,514	10,205
Total current liabilities		17,719	12,455
Equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 36,446,691 and 37,551,191 shares as at December 31, 2016 and 2017, respectively)		376	364
Additional paid-in capital		249,856	241,536
Retained earnings (Accumulated deficit)		(24)	6,607
Accumulated other comprehensive loss		(5,850)	(12,161)
Total shareholders’ equity		244,358	236,346	265,565	316,952
Total liabilities and equity		262,077	248,801
Parent Company
Current assets:
Cash and cash equivalents		114,249	51,795	31,387	56,099
Short term investments			88,399
Prepaid expenses and other receivables		2,845	3,513
Total current assets		117,094	143,707
Property, plant and equipment, net		3,000	3,228
Investments in subsidiaries		233,342	234,666
Total assets		353,436	381,601
Current liabilities:
Accrued expenses and other payables		159	90
Dividend payable		10,514	10,205
Amounts due to subsidiaries		23,431	20,652
Total current liabilities		34,104	30,947
Long term loan		74,974	114,308
Total liabilities		109,078	145,255
Equity:
Common shares ($0.01 par value—authorized 200,000,000 shares, issued and outstanding 36,446,691 and 37,551,191 shares as at December 31, 2016 and 2017, respectively)		376	364
Additional paid-in capital		249,856	241,536
Retained earnings (Accumulated deficit)		(24)	6,607
Accumulated other comprehensive loss		(5,850)	(12,161)
Total shareholders’ equity		244,358	236,346	$ 265,565	$ 316,952
Total liabilities and equity		$ 353,436	$ 381,601

[1]	Certain comparative amounts have been reclassified to conform with the current period’s presentation and disclosure.